June 20, 2007


VIA EDGAR AND OVERNIGHT COURIER
===============================

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Mail Stop 4561
Attn: Hugh Fuller

         Re:    SLM Holdings, Inc
                Registration Statement on Form 10-SB
                Filed November 29, 2006
                File No. 0-52338


Dear Mr. Fuller:

         In reply to your comments dated April 20, 2007 to the Form 10-SB, Amendment No. 3 previously filed by SLM Holdings, Inc. (the "Company"), please find below our responses to the matters requested.

         l. Since it appears that all compensation for Messrs. Bishara and Cohen has been disclosed pursuant to Item 402(b) of Regulation S-B in the "Summary Compensation Table" on page 30, you are not required to include their amounts in your "Director's Compensation Table" on page 31. See Item 402(f)(2)(i) of Regulation S-B.

         We have made the requested change. Please refer to page 31 of the Form 10-SB.

         2.       Please  see  Instruction  to  Item  402(f)  as  it  refers  to
Instructions to Item 402(b)(2)(v) and (vi) of Regulation S-B regarding disclosing the assumptions made in deciding the value of the options listed in the "Director's Compensation Table".

         The requested change has been incorporated, as can be found on page 31 of the Form 10-SB.

         3. Please update your registration statement to conform with the requirements of Item 310(g) of Regulation S-B. In addition to including financial statements as of March 31, 2007, update the Form 10-SB throughout as appropriate. Please also be advised that your Form 10-QSB for the three-month period ended March 31, 2007 was due on May 15, 2007. Please file this report promptly.

         The financial statements as of March 31, 2007 have been included in this Form 10-SB and the necessary changes relative thereto have also been made throughout the document. Please also be informed that we will be filing the Form 10-QSB promptly upon the filing of this Form 10-SB.

         We trust that this reply, along with Amendment No. 4 to the Form 10-SB, has addressed all of your concerns. We are also including herewith a version which has been marked to show changes.

         Please do not hesitate to contact us should you have any questions. Thank you.


                                                Sincerely,

                                                /s/ Arthur S. Marcus

                                                Arthur S. Marcus, Esq.